12. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
	2015	2014

Currently paid or payable	$1,937,004	$1,030,257
Deferred tax (benefit) expense	(172,374)	755,139
Total income tax expense	$1,764,630	$1,785,396

Schedule of Effective Income Tax Rate Reconciliation
	2015	2014

Computed expense at statutory rates	$2,048,461	$2,148,522
Tax exempt interest & BOLI	(414,855)	(404,382)
Disallowed interest	11,523	13,306
Partnership tax credits	(566,949)	(647,760)
Low income housing investment amortization expense	403,445	443,832
NMTC amortization expense	161,890	147,290
Other	121,115	84,588
	$1,764,630	$1,785,396

Deferred income tax benefit
	2015	2014

Depreciation	$(82,902)	$(5,039)
Mortgage servicing rights	(6,421)	(5,819)
Deferred compensation	(26,169)	45,324
Bad debts	(36,042)	(17,326)
Non-accrual loan interest	13,731	18,766
Limited partnership amortization	56,890	44,566
Investment in CFSG Partners	20,182	(7,189)
Core deposit intangible	(92,716)	(92,719)
Loan fair value	(9,951)	(7,953)
OREO write down	(10,370)	5,100
Tax credit carryovers	0	774,961
Other	1,394	2,467
Deferred tax (benefit) expense	$(172,374)	$755,139

Components of the net deferred tax asset
	2015	2014

Components of the deferred tax asset:
Bad debts	$1,704,039	$1,667,997
Non-accrual loan interest	0	13,731
Deferred compensation	243,972	217,803
Limited partnerships	0	12,646
Contingent liability - MPF program	45,042	45,042
OREO write down	20,400	10,030
Capital lease	69,567	73,141
Unrealized loss on securities available-for-sale	23,385	3,834
Other	28,733	26,553
Total deferred tax asset	2,135,138	2,070,777

Components of the deferred tax liability:
Depreciation	154,546	237,448
Limited partnerships	44,244	0
Mortgage servicing rights	439,647	446,068
Investment in CFSG Partners	101,848	81,666
Core deposit intangible	185,431	278,147
Fair value adjustment on acquired loans	29,444	39,395
Total deferred tax liability	955,160	1,082,724

Net deferred tax asset	$1,179,978	$988,053